Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Borrowings.
Schedule of borrowings

Borrowings are summarized as follows (in thousands):

	September 30,	December 31,
	2023	2022
Loan from lessor	$1,016	$1,068
EIB Loan	7,123	6,932
Total Borrowings	8,139	8,000
Less: Borrowings, current portion	(150)	(136)
Total Borrowings, net of current portion	$7,989	$7,864

	December 31,
	2022	2021
Loan from lessor	$1,068	$1,170
EIB Loan	6,932	—
Total Borrowings	8,000	1,170
Less: Borrowings, current portion	(136)	(126)
Total Borrowings, net of current portion	$7,864	$1,044